Inventories - Inventory (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials	¥ 177,528		¥ 90,882
Work-in-process	18,568		11,003
Finished goods	37,846		58,896
Total	¥ 233,942	$ 32,050	¥ 160,781